UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:       Gries Financial LLC
Address:    1801 E 9th Street STE 1600
            Cleveland, OH 44114

Form l3F File Number: 28-6572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, Schedules, lists, and tables, are considered integral Darts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey H. Palmer
Title:       Vice President - Operations
Phone:       216 861-1148

Signature, Place, and Date of Signing

Jeffrey H. Palmer  Cleveland, Ohio   01/09/2009

Report Type {Check only one.);

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form l3F Information Table Entry Total:    40

Form 13F Information Table Value Total:    62,463
                                         (thousands)

List of Other Included Managers:

NONE

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                                         FORM 13F INFORMATION TABLE

                                                                                                     VOTING
                                                   VALUE     SHRS /    SH/   INVESTMENT   OTHER    AUTHORITY
  NAME OF ISSUER    TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT   PRN   DISCRETION  MANAGERS     SOLE
------------------  ---------------  ----------  ---------  ---------  ----  ----------  --------  ----------
Blackrock           Common Stock     092477108         587      4,378  SH    SOLE        NONE           4,378
Buckeye Partners L  Common Stock     118230101         218      6,745  SH    SOLE        NONE           6,745
CME Group, Inc      Common Stock     12572q105         477      2,293  SH    SOLE        NONE           2,293
ChevronTexaco Corp  Common Stock     166764100         713      9,633  SH    SOLE        NONE           9,633
Devon Energy Corp.  Common Stock     25179m103         796     12,119  SH    SOLE        NONE          12,119
Diamonds Trust, Se  Common Stock     252787106         603      6,885  SH    SOLE        NONE           6,885
Emerson Electric C  Common Stock     291011104         898     24,523  SH    SOLE        NONE          24,523
Exxon Mobil Corp.   Common Stock     30231G102       4,161     52,119  SH    SOLE        NONE          52,119
General Electric C  Common Stock     369604103         465     28,678  SH    SOLE        NONE          28,678
Gilead Sciences In  Common Stock     375558103       1,739     33,996  SH    SOLE        NONE          33,996
IBM Corp.           Common Stock     459200101         216      2,571  SH    SOLE        NONE           2,571
McDonald's Corp.    Common Stock     580135101         728     11,703  SH    SOLE        NONE          11,703
Microsoft Corp.     Common Stock     594918104         299     15,364  SH    SOLE        NONE          15,364
National Fuel Gas   Common Stock     636180101         277      8,830  SH    SOLE        NONE           8,830
Pepsico Inc.        Common Stock     713448108       1,846     33,701  SH    SOLE        NONE          33,701
PowerShares DB Agr  Common Stock     73936B408       2,664    101,773  SH    SOLE        NONE         101,773
Progressive Corp.   Common Stock     743315103         374     25,245  SH    SOLE        NONE          25,245
S&P Depository Rec  Common Stock     78462f103         361      4,000  SH    SOLE        NONE           4,000
S&P Midcap Deposit  Common Stock     595635103         273      2,810  SH    SOLE        NONE           2,810
SPDR DJ Wilshire I  Common Stock     78463x863         678     25,022  SH    SOLE        NONE          25,022
Schlumberger Ltd.   Common Stock     806857108         694     16,397  SH    SOLE        NONE          16,397
Syngenta ADR        Common Stock     87160a100         578     14,755  SH    SOLE        NONE          14,755
T. Rowe Price Grou  Common Stock     74144T108         554     15,635  SH    SOLE        NONE          15,635
United States Natu  Common Stock     912318102         355     15,335  SH    SOLE        NONE          15,335
Vanguard Total Sto  Common Stock     922908769       9,523    212,846  SH    SOLE        NONE         212,846
Verizon Communicat  Common Stock     92343V104         236      6,960  SH    SOLE        NONE           6,960
Visa Inc. Class A   Common Stock     92826C839         633     12,072  SH    SOLE        NONE          12,072
Wells Fargo & Co.   Common Stock     949746101         318     10,783  SH    SOLE        NONE          10,783
iS Cohen & Strs Re  Common Stock     464287564         756     17,101  SH    SOLE        NONE          17,101
iS MSCI Emerging M  Common Stock     464287234       4,316    172,845  SH    SOLE        NONE         172,845
iS Morningstar Sma  Common Stock     464288505         578     11,335  SH    SOLE        NONE          11,335
iS Russell 1000     Common Stock     464287622         552     11,300  SH    SOLE        NONE          11,300
iS Russell 2000     Common Stock     464287655       3,539     71,876  SH    SOLE        NONE          71,876
iS Russell Midcap   Common Stock     464287499       4,613     77,247  SH    SOLE        NONE          77,247
iShares FTSE/Xinhu  Common Stock     464287184       3,327    114,380  SH    SOLE        NONE         114,380
iShares MSCI EAFE   Common Stock     464287465         645     14,372  SH    SOLE        NONE          14,372
iShares MSCI Japan  Common Stock     464286848         213     22,210  SH    SOLE        NONE          22,210
iShares Russell 10  Common Stock     464287614      10,203    275,320  SH    SOLE        NONE         275,320
iShares Russell 10  Common Stock     464287598       2,115     42,710  SH    SOLE        NONE          42,710
iShares iBoxx $ In  Common Stock     464287242         345      3,395  SH    SOLE        NONE           3,395
                                                 ---------
                                                    62,463

                                                 ---------
TOTAL PORTFOLIO                                     62,463
                                                 =========


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